Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance	$ 22,208,594	$ 259,102
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	2,264,147
Gross carrying amount [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance,		422,826
Movement in exchange rates	(22,889)	(33,370)
Balance	24,681,670	389,456
Acquisitions	24,665,772
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(350,670)
Accumulated depreciation and amortisation [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance,		101,420
Amortization	2,472,372	38,766
Movement in exchange rates	10,618	(9,832)
Balance	2,473,076	130,354
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(140,268)
Software [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance	9,927
Software [Member] | Gross carrying amount [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance,
Movement in exchange rates	633
Balance	18,181
Acquisitions	17,548
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Software [Member] | Accumulated depreciation and amortisation [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance,
Amortization	7,550
Movement in exchange rates	704
Balance	8,254
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Licences [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance	22,198,667	259,102
Licences [Member] | Gross carrying amount [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance,		422,826
Movement in exchange rates	(23,522)	(33,370)
Balance	24,663,489	389,456
Acquisitions	24,648,224
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(350,670)
Licences [Member] | Accumulated depreciation and amortisation [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance,		101,420
Amortization	2,464,822	38,766
Movement in exchange rates	9,914	(9,832)
Balance	2,464,822	$ 130,354
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	$ (140,268)